Document and Entity Information	Mar. 04, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 04, 2025
Entity Registrant Name	KeyCorp
Entity File Number	001-11302
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-6542451
Entity Address Address Line 1	127 Public Square
Entity Address City Or Town	Cleveland
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44114-1306
City Area Code	216
Local Phone Number	689-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000091576
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares, $1 par value
Trading Symbol	KEY
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol	KEY PrI
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol	KEY PrJ
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol	KEY PrK
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Reset Perpetual Non-Cumulative Preferred Stock, Series H)
Trading Symbol	KEY PrL
Security Exchange Name	NYSE